Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues - Revenues [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Supplementary Financial Statement Information (Details) - Schedule of disaggregated revenues [Line Items]
Revenues from licensing agreement (See note 5)				$ 14,000
Revenues from the sales of goods	66	691	$ 132	1,145
Revenues from rendering of services				46
Total revenues	$ 66	$ 691	$ 132	$ 15,191